Income Taxes - Schedule of Change In Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance	$ 1,031	$ 844
Additions	229	187
Balance	$ 1,260	$ 1,031